Financial Instruments - Summary of Contractual Maturities of Financial Liabilities (Details) - Liquidity Risk - USD ($)	Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Financial Instruments [Line Items]
Carrying amount	$ 16,188,036	$ 12,841,077
Contractual cash flows	16,215,973	12,952,171
Trade and Other Payables And Long-term Payable
Disclosure Of Financial Instruments [Line Items]
Carrying amount	13,007,109	9,374,576
Contractual cash flows	13,007,109	9,374,576
Long-term Debt
Disclosure Of Financial Instruments [Line Items]
Carrying amount	3,180,927	3,466,501
Contractual cash flows	3,208,864	3,577,595
Less than 1 year
Disclosure Of Financial Instruments [Line Items]
Contractual cash flows	15,660,533	12,096,834
Less than 1 year | Trade and Other Payables And Long-term Payable
Disclosure Of Financial Instruments [Line Items]
Contractual cash flows	12,451,669	8,519,239
Less than 1 year | Long-term Debt
Disclosure Of Financial Instruments [Line Items]
Contractual cash flows	3,208,864	3,577,595
1 to 5 years
Disclosure Of Financial Instruments [Line Items]
Contractual cash flows	555,440	855,337
1 to 5 years | Trade and Other Payables And Long-term Payable
Disclosure Of Financial Instruments [Line Items]
Contractual cash flows	$ 555,440	$ 855,337